Debt (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Details Narrative
Interest expense	$ (2,819)		$ (2,819)
Accretion of debt discount	$ (30,753)		$ (30,753)